Investment Securities (Amortized Cost Gross Unrealized Gains Losses And Fair Value Of Investment Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013 Residential Mortgage Backed Securities, Other [Member]	Sep. 30, 2012 UNBC [Member] CLO [Member]	Mar. 31, 2010 UNBC [Member] CLO [Member]	Mar. 31, 2013 Debt Securities [Member] Japanese National Government And Japanese Government Agency Bonds [Member]	Mar. 31, 2012 Debt Securities [Member] Japanese National Government And Japanese Government Agency Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Japanese Prefectural And Municipal Bonds [Member]	Mar. 31, 2012 Debt Securities [Member] Japanese Prefectural And Municipal Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Foreign Governments And Official Institutions Bonds [Member]	Mar. 31, 2012 Debt Securities [Member] Foreign Governments And Official Institutions Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2012 Debt Securities [Member] Corporate Bonds [Member]	Mar. 31, 2013 Debt Securities [Member] Residential Mortgage Backed Securities [Member]		Mar. 31, 2012 Debt Securities [Member] Residential Mortgage Backed Securities [Member]	Mar. 31, 2013 Debt Securities [Member] Commercial Mortgage Backed Securities [Member]	Mar. 31, 2012 Debt Securities [Member] Commercial Mortgage Backed Securities [Member]	Mar. 31, 2013 Debt Securities [Member] Asset-Backed Securities [Member]		Mar. 31, 2012 Debt Securities [Member] Asset-Backed Securities [Member]		Mar. 31, 2013 Debt Securities [Member] Other Debt Securities [Member]		Mar. 31, 2012 Debt Securities [Member] Other Debt Securities [Member]	Mar. 31, 2013 Marketable Equity Securities [Member]	Mar. 31, 2012 Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	¥ 56,548,170	¥ 56,368,730				¥ 49,159,827	¥ 48,736,276	¥ 207,227	¥ 173,028	¥ 701,504	¥ 953,364	¥ 1,868,599	¥ 2,460,263	¥ 1,204,219		¥ 1,129,948	¥ 260,057	¥ 96,502	¥ 813,312		¥ 503,011		¥ 109,365	[1]	¥ 964	¥ 2,224,060	¥ 2,315,374
Securities available for sale, Gross unrealized gains	2,314,770	1,396,587				323,725	155,010	9,852	7,750	17,814	18,606	55,044	68,933	20,902		14,239	9,895	2,512	1,132		401		2,247	[1]		1,874,159	1,129,136
Securities available for sale, Gross unrealized losses	18,871	24,916				3,598	8,624	4		3,022	742	697	2,639	1,501		5,602	570	684	3,766		891		4,898	[1]		815	5,734
Securities available for sale, Fair value	58,844,069	57,740,401				49,479,954	48,882,662	217,075	180,778	716,296	971,228	1,922,946	2,526,557	1,223,620		1,138,585	269,382	98,330	810,678		502,521		106,714	[1]	964	4,097,404	3,438,776
Securities being held to maturity, Amortized cost	2,131,164	2,385,368		88,799		232,881	590,147		3,531	284,315	626,871	23,555	59,857	86,722					1,503,691		1,104,890				72
Securities being held to maturity, Gross unrealized gains	56,917	47,716				1,883	4,370		6	2,409	3,691	173	201	1,056	[2]				51,396		39,447				1
Securities being held to maturity, Gross unrealized losses	11	2,395		24,026							169		14	11						[3]	2,212	[4]
Securities being held to maturity, Fair value	2,188,070	2,430,689				234,764	594,517		3,537	286,724	630,393	23,728	60,044	87,767					1,555,087		1,142,125				73
Fair value of the securities reclassified from Securities available for sale to Securities being held to maturity	12,356		12,356		111,895
Unrealized gains(losses) before taxes at the date of reclassification from Securities available for sale to Securities being held to maturity remaining in Accumulated other comprehensive income (loss)	(1,460)	(29,539)	395
Private placement tax-exempt debt conduit bonds included in other debt securities	¥ 106,699

[1]	Other debt securities in the table above includes ¥106,699 million of private placement tax-exempt debt conduit bonds.
[2]	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥395 million before taxes at March 31, 2013 and not included in the table above.
[3]	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥1,460 million before taxes at March 31, 2013 and not included in the table above.
[4]	UNBC reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive income (loss) in the accompanying consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.